UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21492

Reserve Short-Term Investment Trust
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY			10001-3701
(Address of principal executive offices)			(Zip code)

Edmund P. Bergan Jr., Esq. 1250 Broadway New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	March 31st

Date of reporting period:	September 30, 2006

Item 1.        Semi-Annual Reports to Shareholders

General Information and 24-Hour Yield and Balance Information

1250 Broadway, New York, NY 10001-3701 ■ 212-401-5500 ■ 800-637-1700 ■ www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor – Resrv Partners, Inc. RYP/SEMI-ANNUAL 09/06

Semi-Annual Report

September 30, 2006

Reserve Yield Plus Fund
of Reserve Short-Term Investment Trust

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RESERVE SHORT-TERM INVESTMENT TRUST—RESERVE YIELD PLUS FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2006 (Unaudited)

Principal Amount	NEGOTIABLE BANK CERTIFICATES OF DEPOSIT—44.7%	Value
	YANKEES—44.7%
$25,000,000	Abbey National PLC, 5.42%, 11/3/06	$25,002,750
4,000,000	Bank of Nova Scotia, 5.27%, 2/23/07	4,000,720
30,000,000	Bank of Tokyo Mitsubishi, 5.31%, 11/20/06	30,000,000
15,000,000	Bank of Tokyo-Mitsubishi NY 5.30%, 11/20/06	15,000,000
25,000,000	BNP Paribas, 5.43%, 11/2/06	25,000,000
15,000,000	BNP Paribas, 5.33%, 12/12/06	15,000,000
7,000,000	BNP Paribas, 5.27%, 3/6/07	6,999,720
40,000,000	Calyon, 5.33%, 12/13/06	40,000,800
50,000,000	Canadian Imperial Bank of Commerce, 5.32%, 11/24/06	50,000,000
50,000,000	Credit Suisse First Boston, 5.30%, 11/21/06	50,000,000
30,000,000	DEPFA Bank PLC, 5.31%, 11/15/06	30,000,000
20,000,000	Deutsche Bank, 4.81%, 2/14/07	19,948,600
15,000,000	ForeningsSparBanken, 4.85%, 1/29/07	14,968,050
25,000,000	Fortis Bank, 5.42%, 11/3/06	25,002,750
20,000,000	Fortis Bank, 5.30%, 11/14/06	20,000,000
30,000,000	Mizuho Corp Bank, 5.36%, 12/13/06	30,002,700
15,000,000	Mizuho Corp Bank, 5.36%, 12/14/06	15,001,350
45,000,000	Norinchukin Bank, 5.36%, 12/13/06	45,004,050
25,000,000	Royal Bank of Scotland, 5.42%, 11/3/06	25,002,750
10,000,000	Royal Bank of Scotland, 4.85%, 1/30/07	9,978,300
4,000,000	Royal Bank of Scotland, 5.27%, 2/23/07	3,999,880
40,000,000	Societe Generale, 5.35%, 11/24/06	40,003,200
30,000,000	Sumitomo Mitsui Bank NY, 5.30%, 10/31/06	30,000,000
15,000,000	Svenska Handelsbanken, 4.85%, 1/29/07	14,968,050
45,000,000	Toronto Dominion, 5.33%, 12/14/06	45,000,900
40,000,000	Unicredito Italiano SpA, 5.32%, 11/14/06	40,000,000
25,000,000	Union Bank of Switzerland, 5.31%, 11/15/06	24,999,750
15,000,000	Wachovia Bank, 5.33%, 3/30/07	15,002,700
	Total Negotiable Bank Certificates of Deposit (Cost $709,995,403)	709,887,020
	ASSET BACKED SECURITIES—3.9%
40,000,000	BMW Vehicle Owner Trust, 5.36%, 9/25/07	40,000,000
21,500,000	Carmax Auto Owner Trust, 5.36%, 9/17/07	21,500,000
	Total Asset Backed Securities (Cost $61,500,000)	61,500,000
	EURO TIME DEPOSITS—5.1%
70,000,000	National City Bank, 5.19%, 10/2/06	70,000,000
11,000,000	US Bank N.A. Cayman, 5.13%, 10/2/06	11,000,000
	Total Euro Time Deposits (Cost $81,000,000)	81,000,000
	CORPORATE NOTES—1.0%
16,000,000	Merrill Lynch and Co., 5.53%, 2/27/07 (Cost $16,007,574)	16,012,800
	US GOVERNMENT AGENCY NOTES/BONDS—0.9%
15,000,000	Federal Home Loan Mortgage Corp., 4.80%, 2/23/07 (Cost $15,000,000)	14,969,850

See notes to financial statements.

RESERVE SHORT-TERM INVESTMENT TRUST—RESERVE YIELD PLUS FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2006 (Unaudited) (Continued)

Principal Amount		Value
	FLOATING RATE NOTES—22.0%
$10,000,000	American Express Centurion Bank, 5.30%, 3/15/07	$10,000,000
35,000,000	American Express Centurion Bank, 5.33%, 1/18/08	34,997,550
25,000,000	Bank of America, 5.31%, 11/7/06	25,000,500
60,000,000	Comerica Bank, 5.30%, 9/27/07	60,000,000
25,000,000	Countrywide Bank, 5.34%, 10/18/06	25,000,000
50,000,000	Credit Indust ET Comm. NY, 5.29%, 3/28/08	49,981,943
50,000,000	Goldman Sachs Group, Inc., 5.59%, 7/29/08	50,075,086
25,000,000	Morgan Stanley Corp., 5.49%, 1/11/08	25,023,250
40,000,000	Wachovia Bank, N.A., 5.37%, 10/2/08	40,000,000
30,000,000	Washington Mutual Bank, 5.53%, 4/18/08	30,000,000
	Total Floating Rate Notes (Cost $350,057,030)	350,078,329
	MORTGAGE REVENUE—0.5%
5,542,066	Capital One Auto Finance, 5.12%, 5/15/07	5,542,066
1,847,201	Nissan Auto Receivables, 4.66%, 2/15/07	1,897,202
	Total Mortgage Revenue (Cost $7,439,267)	7,439,268
	REPURCHASE AGREEMENTS—23.9%
35,000,000	Merrill Lynch & Co., Inc, 5.42%, dated 9/29/06, due 10/2/06, repurchase proceeds at maturity $35,015,779 (collateralized by ABS 9.67% due 1/2/29 valued at $17,720,502, CORP 4.45% to 5.75% due from 11/16/06 to 9/15/15 valued at $19,029,838)	35,000,000
60,000,000	Bear Stearns & Co., Inc, 5.39%, dated 9/29/06, due 10/2/06, repurchase proceeds at maturity $60,026,950 (collateralized by ABS 5.00% to 9.17% due from 10/25/29 to 12/25/42 valued at $63,001,970)	60,000,000
30,000,000	Wachovia Bank NA, 5.45%, dated 9/29/06, due 10/2/06, repurchase proceeds at maturity $30,013,625 (collateralized by ABS 0.00% to 6.72% due from 5/20/11 to 1/25/37 valued at $31,500,000)	30,000,000
25,000,000	Bank of America Corp., 5.42%, dated 9/29/06, due 10/2/06, repurchase proceeds at maturity $25,011,292 (collateralized by CORP 4.61% due 11/16/07 valued at $26,250,001)	25,000,000
140,000,000	Deutsche Bank Securities Inc, AG, 5.35% to 5.44% dated 9/29/06, due 10/2/06, repurchase proceeds at maturity $140,062,629 (collateralized by FGRA .40% to 14.69% due from 1/15/18 to 5/15/36 valued at $104,201,006, FGRM 0% due 5/15/36 valued at $10,198,994, ABS 5.71% to 6.02% due 3/21/11 to 3/25/34 valued at $31,500,000)	140,000,000
15,000,000	Barclays Bank PLC, 5.41%, dated 9/29/06, due 10/2/06, repurchase proceeds at maturity $15,006,763 (collateralized by ABS 5.73% to 6.52% due from 7/25/36 to 10/25/36 valued at $15,750,001)	15,000,000
25,000,000	Morgan Stanley Corp., 5.43%, dated 9/29/06, due 10/2/06, repurchase proceeds at maturity $25,011,313 (collateralized by ABS 0.00% due from 10/15/08 to 8/25/06 valued at $26,452,217)	25,000,000
50,000,000	HSBC Bank USA, 5.43%, dated 9/29/06, due 10/2/06, repurchase proceeds at maturity $50,022,625 (collateralized by CORP 2.83% to 7.95% due from 2/11/09 to 10/3/36 valued at 52,501,032)	50,000,000
	Total Repurchase Agreements (Cost $380,000,000)	380,000,000

Total Investments (Cost $1,620,999,274)	102.0%	1,620,887,267
Other Assets, less Liabilities	(2.0)	(32,322,499)
Net Assets	100.0%	1,588,564,768

  GLOSSARY

  ABS  —  Asset Backed Security

  CORP  —  Corporate Bond

  FGRA  —  FHLMC Adjustable Rate REMIC

  FGRM  —  FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates

See notes to financial statements.

RESERVE SHORT-TERM INVESTMENT TRUST—RESERVE YIELD PLUS FUND
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2006 (Unaudited)

Assets:
Investments in securities at market value (identified cost $1,620,999,274)	$1,620,887,267
Cash	425,771
Interest receivable	7,954,410
Total Assets	1,629,267,448
Liabilities:
Payable for security purchased	40,000,000
Accrued advisory fee	3,917
Income dividend payable	698,311
Accrued miscellaneous expenses	452
Total Liabilities	40,702,680
Net Assets	$1,588,564,768
Composition of Net Assets:
Capital Shares (at a par value of $.0001 per share)	$158,869
Paid-in capital	1,588,507,928
Accumulated net realized gain on investments	9,978
Net unrealized appreciation(depreciation) of investments	(112,007)
Net Assets	$1,588,564,768
Net Asset Value Per Share (offering and redemption price per share)
Class 15 ($1,518,225,133/1,518,345,752)	$1.00
Class 25 ($63,594,829/63,600,352)	$1.00
Class TT ($2,425,038/2,425,276)	$1.00
Class R ($4,319,768/4,319,471)	$1.00

See notes to financial statements.

RESERVE SHORT-TERM INVESTMENT TRUST—RESERVE YIELD PLUS FUND
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2006 (Unaudited)

Investment Income:
Interest	$35,701,962
Expenses:
Comprehensive management fee:
Class 15	981,524
Class 25	94,417
Class TT	6,676
Class R	7,429
Distribution fee—Class R	2,477
Trustee fee	242
Accounting salaries expense	89
Total expenses before waiver	1,092,854
Less: expenses waived	(794,597)
Net Expenses	298,257
Net Investment Income	35,403,705
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	4,333
Net change in unrealized appreciation (depreciation) of investments	155,308
Net realized and unrealized gain on investments	159,641
Net Increase in Net Assets Resulting from Operations	$35,563,346

RESERVE SHORT-TERM INVESTMENT TRUST—RESERVE YIELD PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended September 30, 2006 and the Year Ended March 31, 2006* (Unaudited)

	Period Ended September 30, 2006	Year Ended March 31, 2006*
Increase (Decrease) in Net Assets From:
Investment Operations:
Net investment income	$35,403,705	$27,699,011
Net realized gain from investment transactions	4,333	5,645
Net change in unrealized depreciation of investments	155,308	(267,315)
Net increase in net assets resulting from operations	35,563,346	27,437,341
Dividends to Shareholders From:
Net Investment Income
Class 15	(33,389,007)	(23,886,621)
Class 25	(1,930,215)	(3,798,233)
Class TT	(56,840)	(7,712)
Class R	(51,696)	(6,445)
Total dividends to shareholders	(35,427,758)	(27,699,011)
Capital Shares Transactions:
Proceeds from sale of shares	5,731,199,344	7,073,500,734
Reinvestment of dividends	34,906,677	27,520,577
Cost of shares redeemed	(5,535,474,881)	(5,742,961,601)
Net increase in net assets resulting from capital share transactions	230,631,140	1,358,059,710
Total increase in net assets	230,766,728	1,357,798,040
Net Assets:
Beginning of year	1,357,798,040	—
End of year	$1,588,564,768	$1,357,798,040

*  The Fund commenced operations on June 8, 2005.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

The Reserve Yield Plus Fund (the "Fund"), a series of the Reserve Short-Term Investment Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. While the Fund is not a money market fund, it seeks to maintain a stable $1.00 share price, however, there are no assurances a $1.00 share price will be maintained. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

A. The Fund's authorized shares of beneficial interest, having a $0.0001 par value, are unlimited. The Fund currently offers the following classes of shares: Class 10, Class Institutional, Class 13, Class 15, Class 20, Class 25, Class 35, Class 45, Class TT, and Class R. Only Class 15, Class 25, Class TT and Class R had outstanding share balances on September 30, 2006.

B. For securities whose maturity is greater than 60 days, the Fund's investments are valued based on market quotations provided by an independent pricing service. If market quotations are not readily available for particular securities or if events which are expected to materially affect the value of securities traded in other markets occur between the close of those markets and the Fund's calculation of net asset value at 5:00 p.m. Eastern Time, those securities will be valued at their fair value. The Fund may use pricing services to determine the fair value price of securities in those situations. If such third party pricing information is unavailable, a "fair value" price will be determined by Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Fund's investment adviser, in good faith under the supervision of the Board of Trustees ("Trustees"). A security's "fair value" price may differ from the price next available from independent providers. For securities whose maturity is 60 days or less, the Fund will use the amortized cost method of valuation which approximates fair value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. There were no fair valued securities at year-end.

C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts.

E. Dividends from net investment income and unrealized net short-term capital gains are declared daily and paid monthly by the Fund. The Fund's realized net long-term capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

F. The Fund may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Trustees. RMCI follows procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Fund's custodians hold the securities that are subject to repurchase agreements. The counterparty bankruptcy could delay recovery of collateral.

G. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

H. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class. Fees not relating to a specific class are allocated to the various classes of the Fund on the basis of daily net assets of each class.

(2)  Investment Activity:

For the period ended September 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $0 and $0, respectively. The fund only invested in securities with a maturity of less than one year.

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes and the cost of investments for federal income tax purposes were as follows:

Tax Basis Cost	Appreciation	Depreciation	Net Unrealized Appreciation / (Depreciation)
$1,620,999,274	$—	$(112,007)	$(112,007)

NOTES TO FINANCIAL STATEMENTS (Continued)

(3)  Management Fee and Other Transactions With Affiliates:

Pursuant to an Investment Management Agreement between RMCI and the Trust on behalf of the Fund, RMCI serves as the Fund's investment adviser subject to the policies adopted by the Trustees. RMCI is responsible for the supervision of the Fund's day-to-day operations, manages its investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily and paid periodically. The comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of the Fund, shareholder liaison services (such as responding to customer inquiries and providing information on their investments), record keeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: compensation for the Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, government imposed fees and expenses, including but not limited to federal and state registration fees and cost of shareholder meetings, including proxy solicitations, payments under the Distribution Plans, if applicable (as defined below), and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), including the fees of the independent counsel of the Independent Trustees for which the Fund pays its direct or allocated share. The Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each Class of shares of the Fund according to the following schedule:

CLASS 8*	CLASS 10	CLASS Institutional	CLASS 13	CLASS 15	CLASS 20	CLASS 25	CLASS 35	CLASS 45	CLASS TT	CLASS R
0.08%	0.10%	0.12%	0.13%	0.15%	0.20%	0.25%	0.35%	0.45%	0.60%	0.75%

From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund that would have the effect of lowering the Fund's expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate, and other payments to Intermediaries.

During the period ended September 30, 2006, RMCI voluntarily waived $792,120 of its comprehensive management fees for the Fund. Certain Trustees and Officers of the Fund are also Officers of RMCI.

Distribution Assistance:

The Fund has adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") and has entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its Class R Shares. The rate of distribution expenses is 0.25%, per year of average daily net assets. The Distribution Plan requires RMCI to pay at least an equivalent amount from its own resources. During the period ended September 30, 2006, RMCI waived all of its distribution fees of $2,477 for the Fund.

(4)  Capital Share Transactions:

For the period ended September 30, 2006, the capital share transactions of each Class of the Fund were as follows (at $1 per share):

	Class 8*	Class 10	Class Institutional*	Class 13	Class 15	Class 20
Sold		—	—	—	4,945,578,255	—
Reinvested	—	—	—	—	32,890,712	—
Redeemed	—	—	—	—	(4,754,320,559)	—
Net Increase (Decrease)	—	—	—	—	224,148,408	—

	Class 25	Class 35	Class 45	Class TT	Class R
Sold	779,895,514	—	—	1,758,412	3,967,163
Reinvested	1,909,999	—	—	56,088	49,878
Redeemed	(778,994,445)	—	—	(1,791,699)	(368,178)
Net Increase (Decrease)	2,811,068	—	—	22,801	3,648,863

*  Effective September 1, 2006, Class 8 was closed and Class 12 was renamed Class Institutional.

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Capital Share Transactions (Continued)

For the period ended March 31, 2006, the capital share transactions of each Class of the Fund were as follows (at $1 per share):

	For the Period From June 8, 2005* through March 31, 2006
	Class 8*	Class 10	Class Institutional**	Class 13	Class 15	Class 20
Sold		—	—	—	5,451,133,271	—
Reinvested	—	—	—	—	23,716,762	—
Redeemed	—	—	—	—	(4,180,652,689)	—
Net Increase (Decrease)	—	—	—	—	1,294,197,344	—

	Class 25	Class 35	Class 45	Class TT	Class R
Sold	1,618,626,731	—	—	2,730,113	1,010,619
Reinvested	3,790,271	—	—	7,389	6,155
Redeemed	(1,561,627,719)	—	—	(335,027)	(346,166)
Net Increase (Decrease)	60,789,283	—	—	2,402,475	670,608

*  Class 25 and T commenced operations on June 8, 2005. Class 15 and R commenced operations on August 31, 2005.

**  Effective September 1, 2006, Class 8 was closed and Class 12 was renamed Class Institutional.

(5)  Commitments and Contingencies:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights:

Contained below is per share operating performance data for a share of beneficial interest outstanding of each Class of the Fund for the period as indicated:

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Class 15		Class 25
	For the Period Ended September 30, 2006	For the Period Ended March 31, 2006(b)	For the Period Ended September 30, 2006	For the Period Ended March 31, 2006(a)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Increase from investment operations
Net investment income	0.03	0.02	0.03	0.03
Total from investment operations	0.03	0.02	0.03	0.03
Dividends from net investment income	(0.03)	(0.02)	(0.03)	(0.03)
Total distributions	(0.03)	(0.02)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total Return	2.56%	2.46%	2.56%	3.26%
Ratios/Supplemental Data
Net assets end of year (thousands)	$1,518,225	$1,293,948	$63,595	$60,778
Ratios of expenses to average net assets#	0.15%	0.16%	0.25%	0.26%
Ratios of expenses to average net assets net of fee waivers#	0.04%	0.03%	0.04%	0.02%
Ratios of net investment income to average net assets#	5.10%	4.28%	5.10%	4.03%
Portfolio Turnover Rate*	0.00%	0.00%	0.00%	0.00%
	Class TT		Class R
	For the Period Ended September 30, 2006	For the Period Ended March 31, 2006(a)	For the Period Ended September 30, 2006	For the Period Ended March 31, 2006(b)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Increase from investment operations
Net investment income	0.03	0.03	0.03	0.02
Total from investment operations	0.03	0.03	0.03	0.02
Dividends from net investment income	(0.03)	(0.03)	(0.03)	(0.02)
Total distributions	(0.03)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total Return	2.56%	3.26%	2.56%	2.47%
Ratios/Supplemental Data
Net assets end of year (thousands)	$2,425	$2,402	$4,320	$670
Ratios of expenses to average net assets#	0.60%	0.61%	1.00%	1.01%
Ratios of expenses to average net assets net of fee waivers#	0.04%	0.04%	0.04%	0.04%
Ratios of net investment income to average net assets#	5.10%	4.46%	5.11%	4.44%
Portfolio Turnover Rate*	0.00%	0.00%	0.00%	0.00%

(a)  Class 25 and TT commenced operations on June 8, 2005.

(b)  Class 15 and R commenced operations on August 31, 2005.

*  This number excludes short-term investments.

#  Annualized.

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Distributions to Shareholders:

For the period ending September 30, 2006, the tax character of the dividends paid, as reflected in the Statements of Changes in Net Asset was $35,403,705 of ordinary income.

At September 30, 2006, the components of accumulated earnings on a tax basis were as follows:

Undistributed Ordinary Income	Accumulated Capital Gains (Losses)	Unrealized Appreciation (Depreciation)
$708,289	—	$(112,007)

EXPENSE EXAMPLE (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, as applicable, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at April 1, 2006 and held for the entire period ending September 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period*
Yield Plus Fund Class 15
Actual	$1,000.00	$1,012.84	$0.75
Hypothetical	$1,000.00	$1,012.05	$0.79

*  Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Yield Plus Fund Class 25
Actual	$1,000.00	$1,012.84	$1.25
Hypothetical	$1,000.00	$1,011.52	$1.32

*  Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Yield Plus Fund Class Treasurer's Trust
Actual	$1,000.00	$1,012.84	$3.01
Hypothetical	$1,000.00	$1,009.68	$3.16

*  Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Yield Plus Fund Class R
Actual	$1,000.00	$1,012.84	$5.01
Hypothetical	$1,000.00	$1,007.58	$5.26

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CHANGES IN ACCOUNTANTS

On September 29, 2005, PricewaterhouseCoopers LLP informed management that it was resigning as independent accountants for the Reserve Yield Plus Fund (the sole portfolio constituting the Reserve Short-Term Investment Trust) (The "Fund"). PricewaterhouseCoopers LLP was previously engaged as the independent registered public accounting firm to audit the Fund's financial statements.

PricewaterhouseCoopers LLP issued reports on the Fund's statement of assets and liabilities as of April 8, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

PricewaterhouseCoopers LLP's resignation was accepted by the Fund's Audit Committee and the Board of Trustees.

Through September 29, 2005 there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. Through September 29, 2005, none of the events enumerated in paragraphs (1)(v)(B) through (D) of Item 304(a) of Regulation S-K occurred.

The Fund has selected KPMG, LLP as their new auditors as of December 28, 2005.

The Fund provided PricewaterhouseCoopers, LLP with a copy of these disclosures and have requested PricewaterhouseCoopers, LLP to furnish the Fund with a letter addressed to the Commission stating whether it agrees with the statements made by the Fund herein and, if not, stating the respects in which it does not agree. A copy of such letter is filed as an exhibit to the Trust's most recently filed Form N-SAR.

FEDERAL TAX INFORMATION (Unaudited)

The fund designates the following amount distributed during the period ended September 30, 2006

Ordinary Income	$35,403,705
Long Term	—

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of the Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's web site at www.sec.gov. Information regarding how the Fund voted on proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Item 2.        Code of Ethics.

Not applicable to semi-annual reports.

Item 3.        Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.        Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.        Audit Committee of Listed Registrants.

Not applicable.

Item 6.        Schedule of Investments.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.      Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.      Controls and Procedures.

(a)                Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) as of a date within 90 days of the filing of this report, the Co-Chief Executive Officers (the principal executive officers) and Chief Financial Officer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)               There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.      Exhibits.

(a)                Certification of chief executive officers and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)               Certification of chief executive officers and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reserve Short-Term Investment Trust

Date:  December 7, 2006

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer (Principal Executive Officer)

Date:  December 7, 2006

By:	/s/ Arthur Bent III
Name: Arthur Bent III
Title: Co-Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  December 7, 2006

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer (Principal Executive Officer)

Date:  December 7, 2006

By:	/s/ Arthur Bent III
Name: Arthur Bent III
Title: Co-Chief Executive Officer (Principal Executive Officer)

Date:  December 7, 2006

By:	/s/ Patrick Farrell
Name: Patrick Farrell
Title: Chief Financial Officer (Principal Financial Officer)